Commitments and Contingencies (Detail)	Dec. 31, 2016 USD ($) Claims
Other Commitments [Line Items]
Number of pending claims | Claims	0
Indemnification of officers and directors
Other Commitments [Line Items]
Liabilities under guarantor agreements	$ 0
General indemnification
Other Commitments [Line Items]
Liabilities under guarantor agreements	0
Indemnification of business partners
Other Commitments [Line Items]
Liabilities under guarantor agreements	0
Service level credits
Other Commitments [Line Items]
Liabilities under guarantor agreements	0
Capital expenditures
Other Commitments [Line Items]
Purchase commitments	234,365,000
Miscellaneous purchase commitments
Other Commitments [Line Items]
Purchase commitments	$ 304,937,000